Remeasurement items affecting operating profit (Tables)	12 Months Ended
Jun. 30, 2024
Remeasurement items affecting operating profit
Schedule of remeasurement items affecting operating profit

		2024	2023	2022
for the year ended 30 June	Note	Rm	Rm	Rm
Effect of remeasurement items for subsidiaries and joint operations
Impairment of assets		76 035	37 298	77
property, plant and equipment	16	75 112	36 496	70
right of use assets	14	166	546	6
other intangible assets and goodwill		757	256	1
Reversal of impairment of assets		(1 149)	(3 649)	(1 520)
property, plant and equipment	16	(1 149)	(3 649)	(1 505)
right of use assets	14	—	—	(15)
Loss/(profit) on		480	(650)	(8 460)
disposal of property, plant and equipment		(127)	(500)	(67)
disposal of other intangible assets		—	3	2
disposal of other assets		(8)	—	—
disposal of businesses		(150)	(516)	(11 850)
scrapping of property, plant and equipment		765	363	3 366
sale and leaseback transactions		—	—	89
Write-off of unsuccessful exploration wells		48	899	—
Remeasurement items per income statement		75 414	33 898	(9 903)
Tax impact		(18 361)	(8 951)	702
impairment of assets		(18 157)	(9 831)	(2)
reversal of impairment of assets		—	854	421
(loss)/profit on disposals, scrapping and sale and leaseback transactions		(204)	26	283
Non-controlling interest effect[1]		(1 262)	8	(20)
Effect of remeasurement items for equity accounted investments		(7)	23	—
Total remeasurement items for the Group, net of tax		55 784	24 978	(9 221)
1

In the prior year, the impairment charge relating to the Secunda liquid fuels refinery was attributed solely to owners of the Company. Certain of the assets that were impaired belong to subsidiaries in which minority groups hold non-controlling interests and consequently R1 billion of the impairment should have been allocated to the earnings attributable to non-controlling interest in subsidiaries. The error was corrected in the current period by reallocating an impairment charge of R1 billion from earnings attributable to owners of the Company to earnings attributable to non-controlling interest. This is not considered material to either the prior or current period financial statements.

Schedule of main macro-economic assumptions used for impairment calculations

Main macro-economic assumptions used for impairment calculations

		2024	2023	2022
Long-term average crude oil price (Brent)*	US$/bbl	83,06	88,02	93,24
Long-term average ethane price*	US$c/gal	39,55	42,33	43,15
Long-term linear low density polyethylene (LLDPE)*	US$/ton	1 091,00	1 247,00	1 179,00
Long-term average Southern African gas purchase price (real)*	US$/Gj	10,51	10,93	8,94
Long-term average refining margin*	US$/bbl	8,11	12,34	12,23
Long-term average exchange rate*	Rand/US$	17,64	17,40	15,95
*

Assumptions are provided on a long-term average basis in nominal terms unless indicated otherwise. The oil, LLDPE price and exchange rate assumptions are calculated based on a five year period, while the ethane price is based on a ten year period. The refining margin is calculated until 2034, linked to the Sasolburg refinery’s useful life. The Southern African gas purchase price is calculated from 2030 until 2050 being the point at which gas from the existing gas fields in Mozambique are fully utilised and is linked to the South African integrated value chain’s useful life. The gas price is based on current observable market prices and is not comparable to the production cost of our own field development.

			United
		South	States of
		Africa	America	Europe
		%	%	%
Growth rate — long-term Producer Price Index	2024	5,50	2,00			2,00
Weighted average cost of capital*	2024	15,00	9,40	9,40	–	10,50
Growth rate — long-term Producer Price Index	2023	5,50	2,00			2,00
Weighted average cost of capital*	2023	15,20	9,07	9,07	–	10,68
Growth rate — long-term Producer Price Index	2022	5,50	2,00			2,00
Weighted average cost of capital*	2022	14,41	8,13	8,13	–	9,57
*	Calculated using spot market factors on 30 June.

Summary of significant impairment/(reversal of impairment) of assets

	Property,		Other
	plant and	Right of	intangible
	equipment	use assets	assets	Total
	2024	2024	2024	2024
Segment and Cash-generating unit (CGU)	Rm	Rm	Rm	Rm
Fuels segment
Secunda liquid fuels refinery	7 782	5	16	7 803
Sasolburg liquid fuels refinery	637	—	—	637
Gas
Production Sharing Agreement (PSA)	(1 143)	—	—	(1 143)
Chemicals Africa
Polyethylene	4 110	—	—	4 110
Chlor-Alkali and PVC	645	—	—	645
Wax	399	72	53	524
Chemicals America
Ethane value chain (Alc/Alu/EO/EG)	58 583	—	359	58 942
Chemicals Eurasia
Sasol Italy Essential Care Chemicals (ECC)	1 836	80	121	2 037
Other (net)[1]	1 114	9	208	1 331
	73 963	166	757	74 886

1 Relates largely to the Chemicals America and Energy segments.

Segment and Cash-generating unit		2023
(CGU)	Description	Rm
Fuels segment
Secunda liquid fuels refinery

The liquid fuels component of the Secunda refinery was fully impaired at 30 June 2023 mainly as a result of the Group's Emission Reduction Roadmap (ERR) to achieve a 30% reduction in greenhouse gas (GHG) emissions by 2030 and comply with the requirements of the National Environmental Management: Air Quality Act, 39 of 2004. The ERR involves the turning down of boilers, implementing energy efficiency projects, reducing coal usage and integrating 1 200 MW of renewable energy into our operations by 2030. With no significant additional gas, which is affordable, to restore volumes back to historic levels, the ERR assumes lower production volumes of 6,7 mt/a post 2030. The increasing cost of coal, capital investment to implement the ERR and cost of compliance were also included in the impairment calculation.

		35 316
Chemicals Africa
Wax	The full impairment on the Wax CGU in Southern Africa was driven by higher cost to procure gas and lower sales volumes and prices due to an increasingly challenging market environment. A WACC rate of 14,66% was applied in estimating the recoverable amount of the CGU.	932
Chemicals Eurasia
China Essential Care Chemicals (ECC)	The full impairment on the CGU was driven by a combination of lower unit margins and higher costs resulting from the prolonged impact of COVID-19 on China's economy. A WACC rate of 9,21% was applied in estimating the recoverable amount of the CGU.	876
Chemicals America
Tetramerization

The Tetramerization CGU was impaired in 2019. At 31 December 2022, a sustained improvement in plant reliability resulted in increased volumes available for sale while longer-term contracts signed with several customers improved the overall profitability of the cash-generating unit. A WACC rate of 8,33% was applied in estimating the recoverable amount of the CGU.

		(3 645)
Other (net)		170
		33 649

Segment and Cash-generating unit		2022
(CGU)	Description	Rm
Chemicals Africa
Chemical Work-up & Heavy Alcohols

The CGU recognised impairments of R1,7 billion during 2020 largely due to the reduced-price outlook as a result of the low oil price environment and the COVID-19 pandemic. A higher price outlook on the back of a sustained increase in demand for alcohols into the personal hygiene market during and post the COVID-19 pandemic, resulted in the reversal of impairment at 31 December 2021.

		(1 396)
Other (net)		(47)
		(1 443)